Uncategorized Items
[dei_TradingSymbol]	IASMX	ICHKX	IWIRX	GAGEX	GAAEX	GAADX	GARBX	GAINX
[rr_AcquiredFundFeesAndExpensesOverAssets]									0.0001	[footnoteguinessat_S000005893Thetotalannualfundop0002]	0.0001	[footnoteguinessat_S000005894Thetotalannualfundop0004]
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_AnnualReturn2004]									0.1001		0.1216										0.1089
[rr_AnnualReturn2005]									0.2083		0.0661										0.1182	0.6392
[rr_AnnualReturn2006]									0.3615		0.3965										0.1876	0.0985
[rr_AnnualReturn2007]									0.46		0.6506										0.2117	0.3725	0.4268		0.263
[rr_AnnualReturn2008]									(0.5738)		(0.5447)										(0.4542)	(0.4856)	(0.6605)		(0.5174)
[rr_AnnualReturn2009]									0.8605		0.9276										0.452	0.6327	0.3342		0.6484
[rr_AnnualReturn2010]									0.2043		0.1538										0.17	0.1663	(0.219)		0.2365
[rr_AnnualReturn2011]									(0.2235)		(0.2752)										(0.0651)	(0.1316)	(0.4253)		(0.1404)
[rr_AnnualReturn2012]									0.1571		0.1442										0.1991	0.0346	(0.152)		0.2339		0.0388
[rr_AnnualReturn2013]									(0.1024)		0.0645										0.4529	0.2458	0.6154		(0.0199)		0.0526		0.2987
[rr_BarChartAndPerformanceTableHeading]													Performance	Performance	Performance	Performance	Performance	Performance	Performance	Performance
[rr_BarChartClosingTextBlock]

During the period shown in the bar chart, the best performance for a quarter was 46.66% (for the quarter ended June 30, 2009). The worst performance was -33.27% (for the quarter ended September 30, 2008).

During the period shown in the bar chart, the best performance for a quarter was 44.53% (for the quarter ended June 30, 2009). The worst performance was -30.04% (for the quarter ended September 30, 2011).

During the period shown in the bar chart, the best performance for a quarter was 21.12% (for the quarter ended June 30, 2009). The worst performance was -22.86% (for the quarter ended December 31, 2008).

During the period shown in the bar chart, the best performance for a quarter was 32.52% (for the quarter ended June 30, 2009). The worst performance was -34.08% (for the quarter ended September 30, 2008).

During the period shown in the bar chart, the best performance for a quarter was 33.55% (for the quarter ended June 30, 2009). The worst performance was -41.68% (for the quarter ended December 31, 2008).

During the period shown in the bar chart, the best performance for a quarter was 40.54% (for the quarter ended June 30, 2009). The worst performance was -29.80% (for the quarter ended September 30, 2008).

During the period shown in the bar chart, the best performance for a quarter was 2.66% (for the quarter ended December 31, 2013). The worst performance was -0.54% (for the quarter ended June 30, 2013).

																				During the period shown in the bar chart, the best performance for a quarter was 8.99% (for the quarter ended March 31, 2013). The worst performance was 3.83% (for the quarter ended June 30, 2013).
[rr_BarChartHighestQuarterlyReturn]																															0.4666	0.4453	0.2112	0.3252	0.3355	0.4054	0.0266	0.0899
[rr_BarChartHighestQuarterlyReturnDate]													Jun. 30, 2009	Jun. 30, 2009	Jun. 30, 2009	Jun. 30, 2009	Jun. 30, 2009	Jun. 30, 2009	Dec. 31, 2013	Mar. 31, 2013
[rr_BarChartLowestQuarterlyReturn]																															(0.3327)	(0.3004)	(0.2286)	(0.3408)	(0.4168)	(0.298)	(0.0054)	0.0383
[rr_BarChartLowestQuarterlyReturnDate]													Sep. 30, 2008	Sep. 30, 2011	Dec. 31, 2008	Sep. 30, 2008	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2013	Jun. 30, 2013
[rr_BarChartTableTextBlock]
[rr_Component1OtherExpensesOverAssets]									0.0013		0.0014										0.0014	0.002	0.0019		0.0018		0.0009		0.0013
[rr_Component2OtherExpensesOverAssets]									0.0074		0.0039										0.0058	0.004	0.0094		0.0238		0.0033		0.0489
[rr_DistributionAndService12b1FeesOverAssets]									0		0										0	0	0		0		0		0
[rr_ExpenseExampleHeading]													For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example	For additional information about the Fund’s expenses, please see Fund Expenses and Financial Highlights in the prospectus. Example	For additional information about the Fund’s expenses, please see Fund Expenses and Financial Highlights in the prospectus. Example	For additional information about the Fund’s expenses, please see Fund Expenses and Financial Highlights in the prospectus. Example	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee and Financial Highlights in the prospectus. Example	For additional information about the Fund’s expenses, please see Fund Expenses and Financial Highlights in the prospectus. Example
[rr_ExpenseExampleNarrativeTextBlock]

This example is intended to help you compare the cost of investing in the Asia Focus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the China & Hong Kong Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Global Innovators Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Global Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Alternative Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Asia Pacific Dividend Builder Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Renminbi Yuan & Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

This example is intended to help you compare the cost of investing in the Dividend Builder Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]																																							191	157	150		137		203		201	92	69
[rr_ExpenseExampleYear03]																																							591	486	465		428		654		945	302	1,205
[rr_ExpenseExampleYear05]																																							1,016	839	803		739		1,132		1,711	529	2,331
[rr_ExpenseExampleYear10]																																							2,201	1,834	1,757		1,624		2,452		3,724	1,183	5,098
[rr_ExpenseHeading]													Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund	Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]													This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Focus Fund:	This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Innovators Fund:	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Energy Fund:	This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Energy Fund:	This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Pacific Dividend Builder Fund:	This table describes the fees and expenses that you may pay if you buy and hold shares of the Renminbi Yuan & Bond Fund:	This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Builder Fund.
[rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees]													The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[rr_ExpensesOverAssets]									0.0188	[footnoteguinessat_S000005893Thetotalannualfundop0002]	0.0154	[footnoteguinessat_S000005894Thetotalannualfundop0004]									0.0147	0.0135	0.0213		0.0356		0.0097		0.0547
[rr_FeeWaiverOrReimbursementOverAssets]																							(0.0013)	[footnoteguinessat_S000009156TheAdvisorhascontrac0001]	(0.0158)	[footnoteguinessat_S000009157TheAdvisorhascontrac0003]	(0.0007)	[footnoteguinessat_S000032927TheAdvisorhascontrac0008]	(0.0479)	[footnoteguinessat_S000036495TheAdvisorhascontrac0007]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]																	2015-06-30	2015-06-30	2015-06-30
[rr_HighestQuarterlyReturnLabel]													best performance for a quarter	best performance for a quarter	best performance for a quarter	best performance for a quarter	best performance for a quarter	best performance for a quarter	best performance for a quarter	best performance for a quarter
[rr_IndexNoDeductionForFeesExpensesTaxes]													Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.	Unlike the Fund’s returns, the index return does not reflect any deductions for fees, expenses or taxes.
[rr_LowestQuarterlyReturnLabel]													worst performance	worst performance	worst performance	worst performance	worst performance	worst performance	worst performance	worst performance
[rr_ManagementFeesOverAssets]									0.01		0.01										0.0075	0.0075	0.01		0.01		0.0055		0.0045
[rr_NetExpensesOverAssets]																							0.02	[footnoteguinessat_S000009156TheAdvisorhascontrac0001]	0.0198	[footnoteguinessat_S000009157TheAdvisorhascontrac0003]	0.009	[footnoteguinessat_S000032927TheAdvisorhascontrac0008]	0.0068	[footnoteguinessat_S000036495TheAdvisorhascontrac0007]
[rr_ObjectiveHeading]													Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective
[rr_ObjectivePrimaryTextBlock]													The Asia Focus Fund’s investment objective is long-term capital appreciation.	The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.	The Global Innovators Fund’s investment objective is long-term capital appreciation.	The Global Energy Fund’s investment objective is long-term capital appreciation.	The Alternative Energy Fund’s investment objective is long-term capital appreciation.	The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth.

The Renminbi Yuan & Bond Fund seeks total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the Renminbi, the currency of China of which the Yuan is the unit.

																				The Dividend Builder Fund seeks a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.
[rr_OperatingExpensesCaption]													Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
[rr_OtherExpensesOverAssets]									0.0087		0.0053										0.0072	0.006	0.0113		0.0256		0.0042		0.0502
[rr_PerformanceAvailabilityWebSiteAddress]													www.gafunds.com	www.gafunds.com	www.gafunds.com	www.gafunds.com	www.gafunds.com	www.gafunds.com	www.gafunds.com	www.gafunds.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]													The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund’s performance has varied from year to year.	The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year.	The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the Fund’s performance has varied from year to year.	The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund’s performance has varied from year to year.	The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund’s performance has varied from year to year.	The annual returns bar chart demonstrates the risks of investing in the Asia Pacific Dividend Builder Fund by showing how the Fund’s performance has varied from year to year.	The annual returns bar chart demonstrates the risks of investing in the Renminbi Yuan & Bond Fund by showing how the Fund’s performance has varied from year to year.	The annual returns bar chart demonstrates the risks of investing in the Dividend Builder FundTM by showing how the Fund’s performance has varied from year to year.
[rr_PerformanceNarrativeTextBlock]

The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of three broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as energy sector index that, more closely resembles the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as two energy-sector indices that, more closely resemble the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The annual returns bar chart demonstrates the risks of investing in the Asia Pacific Dividend Builder Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The annual returns bar chart demonstrates the risks of investing in the Renminbi Yuan & Bond Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. The Fund changed its benchmark index from the BOCHK Offshore RMB Bond Index (the “BOCHK Index”) to the HSBC Offshore Renminbi Bond Index as the BOCHK Index was discontinued on October 21, 2013. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The annual returns bar chart demonstrates the risks of investing in the Dividend Builder Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Unlike the Fund’s returns, the index return does not reflect any deductions for fees, expenses or taxes. For additional information on this index, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

[rr_PerformancePastDoesNotIndicateFuture]													Past performance, before or after taxes, is not indicative of future performance.	Past performance, before or after taxes, is not indicative of future performance.	Past performance, before or after taxes, is not indicative of future performance.	Past performance, before or after taxes, is not indicative of future performance.	Past performance, before or after taxes, is not indicative of future performance.	Past performance, before or after taxes, is not indicative of future performance.	Past performance, before or after taxes, is not indicative of future performance.	Past performance, before or after taxes, is not indicative of future performance.
[rr_PerformanceTableExplanationAfterTaxHigher]															In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.				In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[rr_PerformanceTableHeading]													Average Annual Total Returns as of 12/31/13	Average Annual Total Returns as of 12/31/13	Average Annual Total Returns as of 12/31/13	Average Annual Total Returns as of 12/31/13	Average Annual Total Returns as of 12/31/13	Average Annual Total Returns as of 12/31/13	Average Annual Total Returns as of 12/31/13	Average Annual Total Returns as of 12/31/13
[rr_PerformanceTableMarketIndexChanged]																			The Fund changed its benchmark index from the BOCHK Offshore RMB Bond Index (the “BOCHK Index”) to the HSBC Offshore Renminbi Bond Index as the BOCHK Index was discontinued on October 21, 2013.
[rr_PerformanceTableNotRelevantToTaxDeferred]													Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]															After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.				After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]													Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]																															0.0743	0.0690	0.2963	0.0819	0.6020	0.5696	0.1232	0.2488
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.43% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.90% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.63% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.19% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.20% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.96% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.32% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.88% of the average value of its portfolio.

[rr_RedemptionFeeOverRedemption]									(0.02)		(0.02)														(0.02)		(0.02)
[rr_RiskHeading]													Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks
[rr_RiskLoseMoney]													You may lose money by investing in this Fund if any of the following occur:	You may lose money by investing in this Fund if any of the following occur:	You may lose money by investing in this Fund if any of the following occur:	You may lose money by investing in this Fund if any of the following occur:	You may lose money by investing in this Fund if any of the following occur:	You may lose money by investing in this Fund if any of the following occur:	You may lose money by investing in this Fund if any of the following occur:	You may lose money by investing in this Fund if any of the following occur:
[rr_RiskNarrativeTextBlock]

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• The Asian stock markets decline in value;

• Asian stocks fall out of favor with investors;

• The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

• The value of Asian currencies declines relative to the U.S. dollar;

• An Asian government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within Asian countries cause the value of the Fund’s investments to decline;

• The Fund’s focus on Asian stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions; or

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• The Hong Kong and/or China stock markets decline in value;

• China and/or Hong Kong stocks fall out of favor with investors;

• The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

• A stock or stocks in the Fund’s portfolio do not perform well;

• The value of Chinese currencies declines relative to the U.S. dollar;

• The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within China and Hong Kong cause the value of the Fund’s investments to decline;

• The Fund’s focus on China and Hong Kong stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions;

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

• Foreign stock markets in which the Fund invests decline in value;

• Foreign stocks in which the Fund invests fall out of favor with investors;

• Technology or telecommunication stocks fall out of favor with investors;

• Technology companies lose money due to intense pricing pressure or high capital investment costs;

• The value of foreign currencies in the countries in which the Fund invests decline relative to the U.S. dollar;

• A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Investing in the Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• Prices of energy (oil, gas, electricity) or alternative energy supplies decline, which would likely have a negative effect on the Fund’s holdings;

• The Fund’s focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various sectors;

• The currencies in which the Fund’s foreign investments are denominated decline in value against the U.S. dollar;

• A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

• The Fund has difficulty selling small- or mid-cap or emerging market stocks market due to lower liquidity and higher volatility;

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy decline due to many factors, including international political developments, production and distribution policies of the OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries;

• The Fund’s focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various sectors;

• The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

• The currencies that denominate any foreign holdings in the Fund decline in value against the U.S. dollar;

• A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• Stock markets in the Asia Pacific region decline in value;

• Stocks of Asia Pacific companies fall out of favor with investors;

• The Fund invests in stocks of emerging market, small- or mid-cap companies, which may be more susceptible to financial setbacks or downturns, may have limited product lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value;

• The Fund invests in emerging markets, which may have different accounting, auditing or reporting standards;

• The Fund has difficulty selling emerging market, small- or mid-cap stocks due to lower liquidity and higher volatility;

• The value of foreign currencies in the countries in which the Fund invests decline relative to the U.S. dollar;

• A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within Asia or Pacific countries cause the value of the Fund’s foreign investments to decline;

• Rising interest rates cause a decline in equities;

• The Fund’s focus on Asia or Pacific stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions;

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to the greater volatility of foreign markets. Additionally, global securities markets have been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund. This Fund invests in debt securities that are traded over the counter in a newly developing market. You may lose money by investing in this Fund if any of the following occur:

• Issuers do not make interest or principal payments when due, or “pre-pay” or “extend” their obligations;

• The Fund invests in unsecured debt instruments, and an issuer defaults;

• Interest rate fluctuations or adverse news about an issuer causes the Fund’s investments to decline in value;

• An increase in interest rates causes the Fund’s investments to decline in value, and a change in interest rates could have a greater effect on the Fund’s longer term investments;

• Political, social, currency-rate fluctuations or economic instability within China, or a decline in investor interest in China, cause the Fund’s investments to decline in value;

• The Fund’s investments are concentrated in sovereign debt of China, and weighted in issuers in the banking and finance industries, and these investment sectors decline in value;

• The Fund has difficulty selling Renminbi Yuan bond holdings due to low liquidity and high volatility;

• The Fund invests in emerging markets, which have different account, auditing and reporting standards;

• The Fund invests in small and medium capitalization companies, which may be more susceptible to financial setbacks or downturns, may have limited product lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value;

• The Fund becomes adversely affected by restrictions on foreign ownership or currency exchange controls;

• Chinese currencies decline in value relative to the U.S. dollar;

• Chinese currencies (the Renminbi (“RMB”), and the Yuan (traded as “CNH” in Hong Kong and “CNY” in mainland China)), diverge from each other and the Fund’s investments are negatively affected;

• The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• The Fund’s use of derivatives is not effective in achieving the Fund’s investment objective;

• The Fund is non-diversified and may hold large positions in a relatively small number of issues, which may make the Fund’s performance more volatile than a diversified fund, and expose the Fund to greater loss if there is a decline in value in the Fund’s investments;

• The Fund’s focus on securities issued by companies economically tied to China exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions;

• The Advisor’s strategy does not achieve the Fund’s investment objective or the Advisor does not implement the strategy properly.

China/Emerging Markets Risk: The Fund invests in issuers connected to China, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets.

Foreign Securities Risk: Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities or currency in payment of interest or principal, and liquidity risks, and these may be heightened in emerging markets.

Emerging Trading Market Risk: Offshore Renminbi Yuan-denominated bond issues are growing in number and issue size with new supply but are still smaller compared to dollar-denominated and more developed markets which can result in less liquidity and greater price volatility.

Debt Securities Risk: Numerous factors can negatively impact the value of debt securities, including economic factors, such as the ability of issuers to pay principal and interest as the debt becomes due, interest rate fluctuations and inflation rates, as well as non-economic factors such as foreign government regulation and political events. The Fund may invest in securities of any maturity and quality and may invest without limit in securities that are rated below “investment grade” or the unrated equivalent. Many of the Renminbi Yuan bonds in which the Fund invests will not have a credit rating issued by a nationally recognized statistical ratings organization (“NRSRO”), and the Advisor will conduct its own determination of creditworthiness of the issuer.

China Currency Risk: China’s currency, the Renminbi (RMB), may be traded offshore (primarily in Hong Kong, at present) or in mainland China. At present, the Fund can buy Renminbi only at the offshore exchange rate. The offshore and the onshore Renminbi exchange rates may diverge in value, which could decrease the value of the Fund’s investments if the currency is more desirable in one market than in another. Fund will have to acquire RMB to make investments, and convert RMB to US dollars to pay redemptions. There is no guarantee that the Fund will be able to obtain access to the relatively more desirable currency, for investment purposes, and the Fund’s ability to convert RMB to U.S. dollars may be limited.

Non-Diversification Risk: The Renminbi Yuan & Bond Fund is non-diversified. It may hold larger positions in a relatively small number of fixed income securities and may be exposed to fewer issuers. This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.

Market Risk: The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. The market value of a security may rise or fall because of market activity or factors unrelated to the issuer. The price of a security tends to fall when there are more sellers than buyers, and rise when there are more buyers than sellers. This is a risk associated with all securities.

Small Companies: The Fund’s investments in securities issued by small companies may be more volatile in price than those of larger companies and involve substantial risks. Small issuers may be more sensitive to economic conditions, have more variable growth prospects, lack management experience and may have less capital for growth and development and limited product lines and markets; and may be more sensitive to interest rate increases, because it may be more difficult for these issuers to borrow money to invest in their businesses, and it may be more difficult for these issuers to repay loans.

Redemption Risk: It is possible that the Fund could lose money if it had to sell securities to meet redemption requests, if redemptions are large, occur during volatile market periods, or when the Fund’s investments have declined in value, or if the securities to be sold become undesirable or illiquid.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• Stocks in which the Fund invests decline in value;

• The Fund invests in small and medium capitalization companies, which may be more susceptible to financial setbacks or downturns, may have limited product lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value;

• Foreign stock markets in which the Fund invests decline in value;

• The Fund invests in emerging markets, which have different accounting, auditing and reporting standards;

• The value of foreign currencies in the countries in which the Fund invests decline relative to the U.S. dollar;

• A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

• Rising interest rates cause a decline in equities;

• Inflation affects markets differently than the Advisor expects;

• Inflation manifests in such a manner that the Fund is unable to provide reasonable protection against inflation.

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Fund in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

[rr_RiskNondiversifiedStatus]													The Fund declines in value due to its non-diversification status which exposes it to greater loss; or	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or	The Fund is non-diversified and may hold large positions in a relatively small number of issues, which may make the Fund’s performance more volatile than a diversified fund, and expose the Fund to greater loss if there is a decline in value in the Fund’s investments;
[rr_RiskReturnHeading]													Asia Focus Fund	China & Hong Kong Fund	Global Innovators Fund	Global Energy Fund	SUMMARY SECTION Alternative Energy Fund	Asia Pacific Dividend Builder Fund (formerly, Asia Pacific Dividend Fund)	Renminbi Yuan & Bond Fund	Dividend Builder Fund (formerly Inflation Managed Dividend Fund™)
[rr_ShareholderFeeOther]																																									0	[footnoteguinessat_S000005896After-taxreturnsarec20006]	0	[footnoteguinessat_S000005896After-taxreturnsarec10005]	0	[footnoteguinessat_S000009156TheAdvisorhascontrac10001]			0	[footnoteguinessat_S000036495TheAdvisorhascontrac10007]
[rr_ShareholderFeesCaption]													Shareholder Fees(fees paid directly from your investment)	Shareholder Fees(fees paid directly from your investment)				Shareholder Fees (fees paid directly from your investment)	Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]													Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

The Asia Focus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Asian companies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Under normal market conditions the Asia Focus Fund will invest in securities of at least four different countries, which include but are not limited to Mainland China, Hong Kong, Taiwan, South Korea, Singapore, Thailand, Malaysia, Philippines, Vietnam, Indonesia, India, Pakistan, Bangladesh, and Sri Lanka. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. Under normal conditions, the Fund invests at least 65% of its total assets in companies included in the Hang Seng Composite Index, although the actual weightings of the Hang Seng Composite Index companies held in the Fund’s portfolio may be higher or lower, as companies leave that index or new indices are created. The Advisor will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Global Innovators Fund invests in equity securities of companies that the Advisor believes are positioned for advances in technology, communications, globalism or innovative management. The Fund will consider all companies in the world’s developed stock markets, such as the United Kingdom and other stock markets in the European Union. The Fund also may consider investments in developed and emerging stock markets in the Far East, such as Japan, Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered. The Advisor will invest the Global Innovators Fund’s assets in a company’s securities without regard to the issuer’s market capitalization. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of both U.S. and non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Advisor believes that growing demands on existing energy supplies, in particular petroleum-based energy supplies, could lead to higher prices for this and other traditional energy sources and the profitable development of alternative sources of energy. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund will invest in securities of companies without regard to market capitalization and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of alternative energy companies (both U.S. and non-U.S.). Alternative energy companies include, but are not limited to companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy. The Fund will not change this policy unless it gives shareholders at least 60 days’ notice. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund’s assets in securities of all market capitalization companies and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Asia Pacific Dividend Builder Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-producing equity securities of Asia Pacific companies. The Fund seeks to allow investors the opportunity to profit from the transition of Asia Pacific economies as they move from developing to developed economies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. In the Advisor’s view, investing in dividend-paying stocks permits investors to gain access to the more established companies in the region. The Advisor uses fundamental analysis to assess a company's ability to maintain consistent, real (after inflation) dividend growth. The Advisor seeks to invest in companies that have returned a real cash flow return on investment of at least 8% for each of the last eight years, and, in the opinion of the Advisor, are likely to grow their dividend over time.

Under normal market conditions the Asia Pacific Dividend Builder Fund will invest in at least four different countries, which include but are not limited to Australia, Bangladesh, China, Hong Kong, India, Japan, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund’s assets in securities of all market capitalization companies that are dividend-producing and in companies domiciled in the Asia Pacific region, including, potentially, companies domiciled or traded in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Renminbi Yuan & Bond Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Renminbi Yuan-denominated debt instruments that are issued by corporations and by the Chinese government (including its agencies or instrumentalities) and traded (i) over the counter in London, Hong Kong or on Euroclear or (ii) in other developing markets, including the China Interbank Bond Market (“CIBM”), and in cash and cash equivalents, bank deposits, certificates of deposit and short-term commercial paper denominated in Renminbi or Yuan. Renminbi (or “RMB”) is the officially currency of China, with the principal unit being the Yuan. The Fund may, when desirable, invest up to 20% of its net assets in convertible securities of companies connected to the China region. The Fund also may invest in derivative instruments, commercial paper, convertible securities and equity-linked notes, denominated in RMB or Yuan or other currencies. The Fund will use derivative instruments as a substitute for conventional securities if conventional securities are not available. The Fund will treat a derivative instrument used for these purposes as satisfying the 80% test if the investment is intended to provide exposure to the Renminbi or the Yuan.

The market for Renminbi Yuan denominated securities is centered in Hong Kong, while foreign exchange can be traded in Hong Kong, London and New York. The Advisor expects that the Fund’s investments will be in sovereign, supranational and corporate issuers which may or may not be connected to the China region but which will be denominated in Renminbi Yuan. These instruments are often traded over the counter in Hong Kong and Europe, and may also be included on the CIBM. The Bond market is heavily weighted toward China sovereign and corporate financial issuers (both Chinese and non-Chinese). The Adviser therefore expects the portfolio to have sector concentration in both sovereign and financial issues.

The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of issuers and terms of bond issues). The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have fewer holdings than a fund that is not concentrated. The Fund may hold securities of all market capitalization companies, including companies in emerging markets. The Fund may invest in securities having short, medium or long-term maturities. The Fund may invest in securities that are considered “investment grade” or “high yield.” Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Dividend Builder Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities in dividend-paying companies that the Advisor believes have the ability to consistently increase their dividend payments over the medium term. The Advisor uses fundamental analysis to assess a company’s ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company’s ability to achieve consistent, real dividend growth is its consistency in generating high returns on capital. The Advisor seeks to invest in companies that have returned a real cash flow return on investment of at least 10% for each of the last 10 years and, in the opinion of the Advisor, are likely to grow their dividend over time. The Fund will not change this strategy unless it gives shareholders at least 60 days’ notice. Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.

The Fund will consider all companies in the world’s developed and emerging markets. The Advisor will invest the Fund’s assets in securities of all market capitalization companies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

[rr_StrategyPortfolioConcentration]																The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of both U.S. and non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources.	The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of alternative energy companies (both U.S. and non-U.S.). Alternative energy companies include, but are not limited to companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy.